Business Combination - Schedule of Cash Flows of the Acquisitions of Subsidiaries (Details)	6 Months Ended
Dec. 31, 2025 MYR (RM)
ARB Synergy [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	RM (9,454)
Equity shares acquired	100.00%
Group’s share of net liabilities assumed	RM (9,454)
Add: Debit to Other reserve	59,401
Total fair value of consideration for the acquisitions	49,947
Fair value consideration for the acquisitions	49,947
Less: Consideration paid in previous year	(49,947)
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries	(105,619)
Cash inflow from acquisitions of subsidiaries	(105,619)
ARB Databook [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	RM (49,947)
Equity shares acquired	100.00%
Group’s share of net liabilities assumed	RM (49,947)
Add: Debit to Other reserve
Total fair value of consideration for the acquisitions	(49,947)
Fair value consideration for the acquisitions	(49,947)
Less: Consideration paid in previous year	49,947
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries
Cash inflow from acquisitions of subsidiaries
Business Combination [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	RM (59,401)
Equity shares acquired	100.00%
Group’s share of net liabilities assumed	RM (59,401)
Add: Debit to Other reserve	59,401
Total fair value of consideration for the acquisitions
Fair value consideration for the acquisitions
Less: Consideration paid in previous year
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries	(105,619)
Cash inflow from acquisitions of subsidiaries	RM (105,619)